Trade and accruals, other payables and provisions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and accruals, other payables and provisions
Trade payables	¥ 33,654	¥ 17,017
Accrued employee benefits	21,327	13,498
Accrued operating expenses	7,648	4,960
Accrued professional service fees	12,050	16,267
Deposits received	1,122	1,837
Duty and tax payable other than corporate income tax	8,242	8,906
Other payables to suppliers of plant and equipment	6,909	5,091
Others	11,485	7,880
Trade and Accruals, Other Payables and Provisions	¥ 102,437	¥ 75,456